Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels, Net - Navios Partners

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessels impairment loss	(97,170)	60,490	(36,680)

Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258

Additions	57,569	(26,717)	30,852
Vessels impairment loss	(7,500)	700	(6,800)
Balance June 30, 2020	$1,420,825	$(334,515)	$1,086,310